13F-HR
03/31/2009
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  May 15, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    19064

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105	2221    82000 SH       SOLE     01           82000        0        0
D AMERICREDIT CORP		 COMMON STOCK	  03060R101	 375    64000 SH       SOLE     01           64000        0        0
D CITIGROUP INC			 COMMON STOCK	  172967901      291   115000 SH  CALL SOLE     01          115000        0        0
D FREEPORT-MCMORAN COPPER & GO	 COMMON STOCK	  35671D857	1162    30481 SH       SOLE     01           30481 	  0        0
D GOOGLE INC			 CL A		  38259P508	2610     7500 SH       SOLE     01            7500 	  0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902902      461    50000 SH  CALL SOLE     01           50000        0        0
D LORILLARD INC			 COMMON STOCK     544147101     5248    85000 SH       SOLE     01           85000 	  0        0
D MARKET VECTORS ETF TR		 GOLD MINER ETF   57060U100     1180    32000 SH       SOLE     01           32000 	  0        0
D POWERSHARES QQQ TRUST		 UNIT SER 1       73935A104	1516    50000 SH       SOLE     01           50000 	  0        0
D QUALCOMM INC			 COMMON STOCK     747525103	3035    78000 SH       SOLE     01           78000 	  0        0
D STATE STR CORP		 COMMON STOCK	  857477103	 323    10500 SH       SOLE     01           10500 	  0        0
D UNITED CMNTY BKS BLAIRSVLE G	 CAP STK	  90984P105      642   154281 SH       SOLE     01          154281 	  0        0


S REPORT SUMMARY                 12 DATA RECORDS               19064        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       03/31/09
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            12
               Total Records                   12
               Total Omitted                    0
Report Market Value x($1000)                19064
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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